Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Standby Letters of Credit [Member]
Financial Instrument [Line Items]
Fair value of contingent liability	$ 150,000	$ 350,000
Performance Bonds [Member]
Financial Instrument [Line Items]
Fair value of contingent liability	$ 12,400	$ 12,700